Other Expenses (Schedule of Other Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Expenses [abstract]
Write-down (recovery) of investment in associates	$ 327	$ (194)
Loss on disposal of assets and other write-downs	818	878
Write-off of accounts receivable	659	484
Other expenses (income)	4,730	(308)
SGM Royalty settlement	9,600	447
Care and maintenance costs related to COVID-19		3,121
Share of loss from associates		76
Other (income) expenses	$ 16,134	$ 4,504